Organization and Principal Activities (Details 1)	12 Months Ended
Dec. 31, 2017
CFO Fuhua [Member]
Variable Interest Entity [Line Items]
Contractual arrangement	May 27, 2004
Date counterpart	CFO Beijing
CFO Newrand [Member]
Variable Interest Entity [Line Items]
Contractual arrangement	October 17, 2008
Date counterpart	CFO Zhengyong
CFO Qicheng [Member]
Variable Interest Entity [Line Items]
Contractual arrangement	November 20, 2009
Date counterpart	CFO Chuangying
CFO Chuangying [Member]
Variable Interest Entity [Line Items]
Contractual arrangement	January 9, 2009
Date counterpart	CFO Software
Stockstar Wealth Management [Member]
Variable Interest Entity [Line Items]
Contractual arrangement	April 12, 2011
Date counterpart	CFO Zhengtong
CFO Zhongheng Xintai [Member]
Variable Interest Entity [Line Items]
Contractual arrangement	June 8, 2016
Date counterpart	CFO Glory
CFO Shenzhen Ganlanren [Member]
Variable Interest Entity [Line Items]
Contractual arrangement	CFO Software
Date counterpart	April 20, 2017
Beijing CFO Premium Technology [Member]
Variable Interest Entity [Line Items]
Contractual arrangement	June 2, 2009
Date counterpart	CFO Software